Other Income, Net	12 Months Ended
Mar. 31, 2026
Other Income, Net [Abstract]
OTHER INCOME, NET

Note 4 — OTHER INCOME, NET

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Gain on foreign currency exchange, net	21,083	13,291	402,621	312,091
Operating lease modifications	7,025	30,798	—	—
Gain on disposal of property, plant and equipment	5,000	957	34,530	26,766
Rental income	19,003	42,378	43,416	33,654
Fair value change in financial instrument (Note 8)	9,502	5,478	(3,056)	(2,369)
Government grants	136,827	28,192	22,615	17,530
Interest income from loan receivables (Note 11)	—	300,129	162,332	125,832
Toal other income, net	198,440	421,223	662,458	513,504

Rental income related to short-term leasing of premises to a third-party customer for the year ended March 31, 2024, 2025 and March 31, 2026.